ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY (Tables)	12 Months Ended
Dec. 31, 2021
Real Estate [Abstract]
Disclosure of Long Lived Assets Held-for-sale
A rollforward of assets held-for-sale for the year ended December 31, 2021 in the consolidated balance sheets was as follows. There was no assets held-for-sale activity for the year ended December 31, 2020.

.	Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—
Additions from the acquisition of Legacy Dole	14,701
Transfer of plane	7,187
Sale of vessels	(8,813)
Sale of Latin America properties	(4,078)
Sale of plane	(7,187)
Sale of North America property	(1,610)
Balance as of December 31, 2021	$200

Disclosure of Long Lived Assets Actively Marketed
A rollforward of actively marketed property for the year ended December 31, 2021 in the consolidated balance sheets was as follows. There was no actively marketed property activity for the year ended December 31, 2020:

.	Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—
Additions from the acquisition of Legacy Dole	52,751
Hawaii land sales	(2,387)
Balance as of December 31, 2021	$50,364